Document and Entity Information	12 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	GREENPOWER MOTOR Co INC.
Entity Central Index Key	0001584547
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Document Type	F-1/A
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false